Quarterly Holdings Report
for
Fidelity Advisor® Consumer Discretionary Fund
October 31, 2023
AFCI-NPRT1-1223
1.809085.120
Common Stocks - 99.5%
	Shares	Value ($)
Automobile Components - 3.8%
Automotive Parts & Equipment - 3.8%
Adient PLC (a)	97,021	3,268,637
Aptiv PLC (a)	120,110	10,473,592
Magna International, Inc. Class A (b)	62,300	2,996,007
		16,738,236
Automobiles - 12.4%
Automobile Manufacturers - 12.4%
General Motors Co.	40,800	1,150,560
Tesla, Inc. (a)	269,945	54,215,754
		55,366,314
Broadline Retail - 25.5%
Broadline Retail - 25.5%
Amazon.com, Inc. (a)	830,569	110,540,427
Ollie's Bargain Outlet Holdings, Inc. (a)	35,743	2,760,789
		113,301,216
Building Products - 0.6%
Building Products - 0.6%
The AZEK Co., Inc. (a)	96,081	2,517,322
Commercial Services & Supplies - 0.1%
Diversified Support Services - 0.1%
Vestis Corp.	33,174	507,230
Consumer Staples Distribution & Retail - 2.9%
Consumer Staples Merchandise Retail - 1.9%
Dollar Tree, Inc. (a)	67,814	7,533,457
Target Corp.	7,364	815,858
		8,349,315
Food Distributors - 1.0%
Performance Food Group Co. (a)	80,102	4,626,692
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		12,976,007
Hotels, Restaurants & Leisure - 18.3%
Casinos & Gaming - 2.5%
Caesars Entertainment, Inc. (a)	55,441	2,211,541
Churchill Downs, Inc.	36,864	4,049,142
Penn Entertainment, Inc. (a)	111,225	2,194,469
Red Rock Resorts, Inc.	66,270	2,620,979
		11,076,131
Hotels, Resorts & Cruise Lines - 7.7%
Booking Holdings, Inc. (a)	3,645	10,167,946
Hilton Worldwide Holdings, Inc.	85,405	12,941,420
Marriott International, Inc. Class A	42,464	8,007,012
Royal Caribbean Cruises Ltd. (a)	34,310	2,907,086
		34,023,464
Restaurants - 8.1%
ARAMARK Holdings Corp.	68,929	1,856,258
Brinker International, Inc. (a)	29,620	1,004,710
Chipotle Mexican Grill, Inc. (a)	3,263	6,337,399
Domino's Pizza, Inc.	22,609	7,664,225
Dutch Bros, Inc. (a)	33,730	820,988
McDonald's Corp.	47,371	12,419,255
Starbucks Corp.	65,900	6,078,616
		36,181,451
TOTAL HOTELS, RESTAURANTS & LEISURE		81,281,046
Household Durables - 3.6%
Home Furnishings - 1.8%
Tempur Sealy International, Inc.	196,865	7,860,819
Homebuilding - 1.8%
KB Home	75,670	3,344,614
PulteGroup, Inc.	65,430	4,814,994
		8,159,608
TOTAL HOUSEHOLD DURABLES		16,020,427
Specialty Retail - 21.6%
Apparel Retail - 5.7%
Aritzia, Inc. (a)	158,900	2,471,587
Burlington Stores, Inc. (a)	27,703	3,352,894
TJX Companies, Inc.	221,489	19,506,536
		25,331,017
Automotive Retail - 0.8%
O'Reilly Automotive, Inc. (a)	3,840	3,572,890
Home Improvement Retail - 10.7%
Floor & Decor Holdings, Inc. Class A (a)(b)	83,838	6,908,251
Lowe's Companies, Inc.	104,197	19,856,822
The Home Depot, Inc.	72,233	20,564,013
		47,329,086
Homefurnishing Retail - 0.9%
Wayfair LLC Class A (a)	8,778	374,031
Williams-Sonoma, Inc. (b)	25,250	3,793,560
		4,167,591
Other Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc.	79,500	3,564,780
Bath & Body Works, Inc.	41,418	1,228,044
Dick's Sporting Goods, Inc.	91,744	9,812,021
Sally Beauty Holdings, Inc. (a)	107,180	911,030
		15,515,875
TOTAL SPECIALTY RETAIL		95,916,459
Textiles, Apparel & Luxury Goods - 10.7%
Apparel, Accessories & Luxury Goods - 4.8%
Levi Strauss & Co. Class A (b)	86,350	1,180,405
lululemon athletica, Inc. (a)	21,170	8,329,972
LVMH Moet Hennessy Louis Vuitton SE	2,367	1,694,608
PVH Corp.	66,589	4,950,892
Tapestry, Inc.	175,284	4,830,827
VF Corp.	29,400	433,062
		21,419,766
Footwear - 5.9%
Deckers Outdoor Corp. (a)	14,927	8,912,315
NIKE, Inc. Class B	144,992	14,900,828
On Holding AG (a)	30,684	787,658
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,700	1,046,374
Wolverine World Wide, Inc.	59,567	479,514
		26,126,689
TOTAL TEXTILES, APPAREL & LUXURY GOODS		47,546,455
TOTAL COMMON STOCKS (Cost $283,670,250)		442,170,712

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	940,771	940,959
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	12,614,639	12,615,900
TOTAL MONEY MARKET FUNDS (Cost $13,556,859)		13,556,859

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $297,227,109)	455,727,571
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(11,328,877)
NET ASSETS - 100.0%	444,398,694

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	7,175,962	16,539,713	22,774,716	24,809	-	-	940,959	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	8,748,675	33,572,792	29,705,567	9,585	-	-	12,615,900	0.1%
Total	15,924,637	50,112,505	52,480,283	34,394	-	-	13,556,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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